Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	15,000,000	15,000,000	15,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	53,635,054	40,961,054	39,000,000
Common stock, shares outstanding	53,635,054	40,961,054	39,000,000
Net of debt discount	$ 445,139	$ 480,108
Related party net of debt discount	$ 97,753	$ 234,667